Financial instruments - Fair value - Level 2 instruments, maturity (Details) - Level 2 - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ 99,720	$ 9,182
Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	65,034	2,050
1-3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	17,771	7,132
3-5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	5,537	0
Thereafter
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ 11,378	$ 0